Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated Income Securities Trust
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Real Return Bond Fund
Federated Municipal Securities Fund, Inc.
Federated Income Securities Trust
Federated Short-Term Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Institutional Trust
Federated Government Ultrashort Duration Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Money Market Obligations Trust
Federated Liberty U.S. Government Money Market Trust
Federated Municipal Securities Income Trust
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Equity Funds
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Prudent Bear Fund

Federated Fixed Income Securities, Inc.
Federated Municipal Ultrashort Fund
Federated Income Securities Trust
Federated Prudent DollarBear Fund
Federated Total Return Series, Inc.
Federated Ultrashort Bond Fund
FOR PURPOSES OF THIS SUPPLEMENT, ONLY THE A, B, C and F CLASSES IN THE PROSPECTUSES OF THE ABOVE-NAMED FUNDS ARE AFFECTED BY THE SPECIFIC CHANGES DESCRIBED BELOW

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES for THE A, B, C and F Share Classes of the Above-Named Funds
1. In the section “Fund Summary Information” under the sub-heading entitled, “Purchase and Sale of Fund Shares,” please add the underlined disclosure as follows:
“You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.”
January 31, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451483 (1/13)